VIA EDGAR

November 17, 2008

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 881-04391
CIK No. 0000775180

Ladies and Gentlemen:

Pursuant to Rule 145 the Securities Act of 1933, on behalf of Old Mutual Funds II, Old Mutual Capital hereby submits the enclosed Proxy Statement for filing on EDGAR (submission type N-14).

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7823.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
Associate Counsel
OLD MUTUAL CAPITAL, INC.

Encl.